Employee Benefit Plan - Narrative (Detail) - 401(K) Plan - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, description	The Company sponsors a qualified defined contribution 401(k) plan (the "Plan"). The Plan covers employees who have completed ninety days of service and who have attained the age of 18. The Plan allows eligible employees to contribute their compensation to the Plan on either a pre-tax basis or Roth basis up to the annual limit allowed by law. Annually, the Company, at its discretion, may elect to contribute matching contributions or profit-sharing contributions to the Plan.
Employer matching contributions	$ 0.6	$ 0.3